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LORD ABBETT Global Fund
            Equity Series  o  Income Series


                       SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JUNE 30,2000




                                                             [GRAPHIC OMITTED]


                                             Two globally diversified portfolios
                                                  to help you achieve your goals


                                     [LOGO]

          REPORT TO SHAREHOLDERS
          For the Six Months Ended June 30, 2000


[PHOTO]

/s/ Robert S. Dow
-----------------
Robert S. Dow
Chairman

July 10, 2000


"We selectively added  to  the  U.S.
portion of the portfolio, particularly
stocks of technology companies, taking
advantage of the industry sell-off
during the quarter."


------------------------------------------------

          ======================
                   DALBAR
           HONORS COMMITMENT TO:
                 INVESTORS
                    1999
           =====================

  Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholder the 1999 Key Honor Award for
  Mutual Fund Service. DALBAR, Inc. an independent research firm and evaluator of mutual fund service, presents the award to financial services firms that provide consistently solid service to clients.

------------------------------------------------

Lord Abbett Global Fund - Equity Series and Income Series completed the first six months of its fiscal year on June 30, 2000. Below is an overview of the class-specific data pertaining to each Fund as of the close of the six-month reporting period.

                   Global Fund - Equity Series       Global Fund - Income Series
                   ------------------------------    ----------------------------------------
                   Six Months Ended June 30, 2000    Six Months Ended June 30, 2000
                   Class A  Class B   Class C        Class A    Class B   Class C   Class P
                   ------------------------------    ----------------------------------------
Net asset value    $15.60   $15.30    $15.33         $6.80      $6.81     $6.81     $6.79
Total return*       13.0%    12.7%     12.6%         -1.5%      -1.8%     -1.9%     -1.7%

THE YEAR IN REVIEW
After a long period of economic stagnation, continental Europe and Japan are showing signs of improving economic conditions, suggesting a brightening outlook for the stocks of companies in these regions. Unemployment in Europe and Japan has fallen from historically high levels and domestic sales and industrial production levels have improved. In June, Japan reported an increase in its Gross Domestic Product (GDP) for the first quarter, and the report confirmed that the growth stemmed mostly from private domestic demand and not from the special government stimulus on which Japan has often relied. In the global credit (bond) markets, the valuation of the euro (the common European currency) has remained a key focus for most of this year. When 2000 began, the euro's weakness was a factor in the European Central Banks' decision to raise interest rates. However, by the second quarter, the euro rebounded and as a result, many euro- denominated debt securities performed well relative to the first quarter. The European Central Banks followed the Federal Reserve Board, raising short-term interest rates and thereby reinforcing the trend in the euro. Likewise, the yen also rose in value against the U.S. dollar.

ABOUT THE EQUITY SERIES**
Our overweighting in the stocks of European companies contributed to the Fund's positive performance during the past six months. Improving economic conditions in this region have led to an increase in certain equity valuations and we believe the stage is set for a more widespread positive European stock market response. In addition, we selectively added to the U.S. portion of the portfolio, particularly stocks of technology companies, taking advantage of the industry sell-off during the quarter. We believe the U.S. economy will continue to show hints of a slowdown, while the European and Japanese economies are likely to continue to gain momentum. This should result in an improvement in the performance of non-U.S. stocks and will likely benefit the performance of the Lord Abbett Global Fund -- Equity Series.

ABOUT THE INCOME SERIES**

As 2000 began, the weakness of the euro prompted us to reduce the portfolio's exposure to this currency throughout the first quarter. This reduction in our European bond holdings enabled us to increase our exposure to U.S. bonds, where yield spreads, or the difference in yield between Treasury and non-Treasury securities of similar maturities, had widened significantly. In April, however, the situation started to reverse as the euro began to rebound significantly. At the first signs of this, we rebuilt our positions in euro-denominated bonds, a decision that added to the Fund's performance. We also sold some of our government holdings and bought more corporate debt and U.S. agency securities, which although still of investment-grade quality, were trading at attractively wide spreads relative to U.S. government securities. We will continue to emphasize these securities until their yield spreads narrow more significantly.

As economic growth in Europe continues to increase, we believe the stage is set for periods in which the euro could continue to outperform the U.S. dollar. In terms of currency exposure, we will try to take advantage of these possible currency movements while generally maintaining a neutral stance in terms of overall currency exposure relative to the market.

As always, we remain committed to helping you achieve your long-term financial goals and thank you for including Lord Abbett Global Fund in your investment portfolio.

Past performance is no indication of future results.

* Total return, which is not annualized, is the percent change in net asset value, assuming the reinvestment of all distributions.

**   The Series' portfolio is actively managed and is subject to change.

Risk: As noted, foreign securities markets may not be subject to the same degree of regulation and may be more volatile and less liquid than major U.S. markets. Foreign investments may also be subject to currency exposure. These and other risks are more fully described in the prospectus. There can be no assurance that the Fund will meet its investment objective.

ABOUT LORD ABBETT GLOBAL FUND - EQUITY SERIES

WHY INVEST INTERNATIONALLY?
International investors have a larger choice of exceptional companies to choose from than investors who concentrate solely on U.S.-based companies. See Important Information on page 3.

PERCENT OF THE WORLD'S MARKET CAPITALIZATIONS





                          [PIE CHART GRAPHIC OMITTED]


Pie Chart Data shows:  49.3% Based in the U.S.
                       50.7% Based outside the U.S.

Source: Morgan Stanley Capital International World Index. Data as of 6/30/00, based on market capitalization.



MANAGED TO PARTICIPATE IN GLOBAL GROWTH
Portfolio   diversification  positions  the  Global  Fund  -  Equity  Series  to participate in global opportunities. Nine countries were represented in the Global Fund - Equity Series at period end (see the Statement of Net Assets on page 3). The geographic data illustrated below does not include cash and short-term investments.


[MAP CHART GRAPHIC OMITTED]

Map Chart Data shows:

Canada         5.7%
U.S.          33.9%
Sweden         4.6%
Netherlands    4.0%
UK             7.8%
France        15.1%
Germany        6.3%
Japan         12.5%
Australia      1.8%


Data as of 6/30/00. The Global Fund - Equity Series portfolio is actively managed and its holdings are subject to change.

IMPORTANT INFORMATION

The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Foreign investment risk factors include less regulation and the potential for less liquidity and more volatility than U.S. markets; currency fluctuation; potentially less publicly available information about companies, banks and governments than for U.S. counterparts; lack of uniform accounting standards among countries, impairing comparisons; potentially higher transaction costs and different securities settlement and trading practices. Each Series of the Fund issues additional classes of shares with distinct pricing options. For a full discussion of the differences in pricing alternatives, please call 800-874-3733 and ask for the Fund's current prospectus. If used as sales material after 9/30/2000, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Equity Series  June 30, 2000


                               Investments                                                        Currency   Shares    U.S. $ Value
====================================================================================================================================
Long-Term Investments in Securities 91.75%
====================================================================================================================================
Foreign   57.89 %
====================================================================================================================================
Australia 1.82%               *Novogen Ltd.- Biotechnology company specializing in
                               plant sterol-based OTC and eventually ethical
                               pharmaceutical products                                              AUD     600,000      $ 1,433,640
-------------------------------------------------------------------------------------------------------------------------===========
Canada 5.76%                  *Ballard Power Systems Inc.-Designs, manufactures
                               and develops methanol- or hydrogen-based fuel cells
                               that are the only true zero emission power source
                               for vehicles                                                         CAD      50,000        4,528,864
--------------------------------------------------------------------------------------------------------------------------==========
France 15.14%                  Alcatel-Develops, produces and distributes cables and offers
                               telecommunications services                                          EUR      75,000        4,918,061

                               Axa-One of Europe's largest financial organizations                  EUR      13,000        2,047,403

                               Cap Gemini SA-Offers computer consulting services                    EUR       8,000        1,408,842

                               Sanofi-Synthelabo SA-Manufactures health care products
                               and medical and surgical equipment                                   EUR      30,000        1,428,887

                               Suez Lyonnaise des Eaux-Water and business services group            EUR      10,000        1,751,507

                               Vivendi SA-Industrial services group                                 EUR       4,000          352,974

                               Total                                                                                      11,907,674
--------------------------------------------------------------------------------------------------------------------------==========
Germany 6.29%                  SAP AG-World's fourth-largest software firm,
                               dominating the global market
                               for relational database and software tools                           EUR      15,000        2,240,689

                               Siemens AG-Manufactures a wide range of industrial
                               and consumer electrical products                                     EUR      18,000        2,706,007

                               Total                                                                                       4,946,696
--------------------------------------------------------------------------------------------------------------------------==========
Japan 12.47%                   Canon Inc.- Manufacturer of business machines,
                               cameras and optical products                                         JPY      16,000          795,892

                               Hitachi Ltd.-One of Japan's major manufacturers of
                               communications and electronic equipment, heavy electronic
                               and industrial machinery, and consumer electronics                   JPY      68,000          980,169

                               Ito-Yokado Co., Ltd.-Diversified retailing operations                JPY      12,000          721,278

                               Matsushita Electric Industrial Co. Ltd.-One of the
                               world's largest manufacturers of electric and
                               electronic products                                                  JPY      23,000          595,882

                               Mitsubishi Electric Corp.- Develops, manufactures and
                               markets electronic and electric equipment                            JPY     181,000        1,957,587

                               Nippon Telephone & Telegraph Corp.-Holding company
                               of one of Japan's largest telecommunications groups                  JPY          65          863,442

                               Secom Co., Ltd.-Leading security service provider in Japan           JPY      12,000          876,160

                               Shiseido Co., Ltd.-One of Japan's leading cosmetic manufacturers     JPY      25,000          386,264

                               Sony Corp.-One of Japan's leading consumer
                               electronics and entertainment companies                              JPY       8,000          746,149

                               Taisho Pharmaceuticals Co., Ltd.-One of the largest
                               OTC drug manufacturers in Japan                                      JPY      13,000          465,400

                               The Kansai Electric Power Co.-Electricity distributor
                               that generates electricity from water, steam, thermal,
                               nuclear and liquefied natural gas power                              JPY      52,400          936,975

                               The Tokyo Electric Power Co.-One of Japan's largest
                               electric power suppliers                                             JPY      20,000          487,070

                               Total                                                                                       9,812,268
                               -------------------------------------------------------------------------------------------==========


                                                                                                                                  3



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Equity Series  June 30, 2000


                               Investments                                                        Currency   Shares    U.S. $ Value
====================================================================================================================================
Netherlands 3.99%              Elsevier NV-A holding company with a 50% interest
                               in Reed Elsevier plc, an international publishing
                               and information provider                                             EUR     100,000     $  1,211,260

                               Koninklijke Numico NV-Develops, manufactures and markets
                               nutritional products                                                 EUR      40,587        1,925,392
                               Total                                                                                       3,136,652
--------------------------------------------------------------------------------------------------------------------------==========
Sweden 4.62%                   LM Ericsson AB B Shares - Develops and produces advanced
                               systems and products for wired and mobile communications             SEK     184,000        3,637,889
--------------------------------------------------------------------------------------------------------------------------==========
United Kingdom 7.80%           BAE Systems plc - Provides air, naval and land systems to
                               customers in some 72 countries                                       GBP      64,318          400,851

                               BAE Systems plc 7.45% due 11/30/2003-Provides air, naval
                               and land systems to customers in some 72 countries                   GBP      20,314           30,512
                               Jarvis plc-Specialist engineering and service company
                               focused on the installation and maintenance
                               of related track and signals                                         GBP     250,000          680,715

                               Marconi plc-An international company which specializes
                               in the communications marketplace                                    GBP     150,289        1,955,142

                              *NXT plc-Makes high-quality loudspeakers and has
                               developed the first commercial flat panel speaker                    GBP     120,000        1,869,697

                               Pilkington plc-Manufactures and distributes glass for
                               the building and automotive markets                                  GBP     845,044        1,201,600

                               SmithKline Beecham plc - United Kingdom-based
                               pharmaceutical company                                               GBP          79            1,034
                               Total                                                                                       6,139,551
                               ------------------------------------------------------------------------------------------===========
                               Total Investments in Foreign Securities (Cost $31,641,207)                                 45,543,234
====================================================================================================================================
United States 33.86%
====================================================================================================================================
                               American Home Products Corp.-Producer of drugs and
                               packaged medicine and medical products                               USD      31,600        1,856,500

                               American International Group, Inc.-Provides a variety of
                               insurance-related services in the United States and overseas         USD       6,400          752,000

                               BellSouth Corp.-Regional telephone company                           USD      18,800          801,350

                               Cardinal Health, Inc.-Provides complementary products
                               and services to healthcare providers and manufacturers               USD      25,000        1,850,000

                              *Cisco Systems, Inc.-Manufacturer of computer network products        USD      23,600        1,500,075

                               Computer Associates International, Inc.-Designs,
                               develops, markets, licenses and supports standarized
                               computer software products                                           USD      15,800          808,763

                              *Concord EFS, Inc.-Provides electronic transaction
                               authorization, processing, settlement, and funds
                               transfer services across the United States                           USD      32,400          842,400

                               Devon Energy Corp.-An independent energy company
                               involved in oil and gas property acquisition,
                               exploration and production                                           USD      13,600          764,150

                              *Electronics for Imaging, Inc.-Develops technologies
                               that enable digital color printing over computer networks            USD       6,700          169,594

                               Eli Lilly & Co.-A global, research-based pharmaceutical company      USD      20,000        1,997,500

                               Exxon Mobil Corp.-World's largest integrated oil company             USD      13,600        1,067,600

                               General Electric Co.-Leading manufacturer of electrical products,
                               appliances and aircraft engines                                      USD      30,000        1,590,000

                               H.J. Heinz Co.-Domestic packaged foods producer                      USD      15,000          656,250

                               Intel Corp.-Leading producer of semi-conductor processing circuits   USD      19,800        2,647,013

                              *Microsoft Corp.-Develops, manufactures, licenses, sells
                               and supports software products                                       USD      12,600        1,008,000

                               Philip Morris Companies, Inc. - Leading tobacco company              USD      15,000          398,438

                               SBC Communications, Inc. - Regional telephone monopoly               USD      40,700        1,760,275

                               Schlumberger Ltd.- Provider of oilfield services                     USD       9,300          694,013

                               Sonoco Products Co.-A leading U.S. producer of specialty
                               paper and plastic packaging components                               USD      50,000        1,028,125

                               State Street Corp.- Commercial and investment bank                   USD      27,100        2,874,294

                               Time Warner, Inc.- A major entertainment and communications firm     USD      14,500        1,102,000

4



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Equity Series  June 30, 2000


                               Investments                                                        Currency   Shares    U.S. $ Value
====================================================================================================================================
                               United Parcel Service, Inc. Class B-Delivers packages and documents
                               throughout the United States and in other countries                  USD       7,900      $   466,100
                               Total Investments in United States Securities (Cost $22,405,052)                           26,634,440
====================================================================================================================================
                               Total Long-Term Investments (Cost $54,046,259)                                             72,177,674
====================================================================================================================================
Short-Term Investments 7.33%                                                                           Principal Amount
====================================================================================================================================
                               American General Corp. 6.85% due 7/3/2000                            USD   2,850,000        2,850,000

                               Associates Corp. NA 6.95% due 7/3/2000                               USD   2,920,000        2,920,000

                               Total Short-Term Investments in Securities (Cost $5,770,000)                                5,770,000
                               ----------------------------------------------------------------------------------------------------
                               Total Investments 99.08% (Cost $59,816,259)                                                77,947,674
====================================================================================================================================
Other Assets, Less Liabilities .92%
Cash                                                                                                                          69,297
====================================================================================================================================
Receivables for:               Securities sold                                                                             7,190,161
                               Dividends                                                                                     122,761
                               Capital shares sold                                                                            49,411
                               Interest                                                                                        1,934
                               Total Other Assets                                                                          7,433,564
------------------------------------------------------------------------------------------------------------------------------------
Payables for:                  Securities purchased                                                                        6,519,666
                               Capital shares reacquired                                                                      80,038
                               Other                                                                                         112,959
                               Total Liabilities                                                                           6,712,663
                               -----------------------------------------------------------------------------------------------------
                               Total   Other Assets, Less Liabilities                                                        720,901
====================================================================================================================================
Net Assets 100.00%                                                                                                       $78,668,575
====================================================================================================================================
                               Class A  Shares-Net  asset value  ($70,008,055  /
                               4,486,308  shares   outstanding)                                                              $15.60
                               Maximum offering price (net asset value plus
                               sales charge of 5.75% of the offering price)                                                  $16.55
                               Class B Shares-Net asset value ($5,611,147 / 366,854 shares outstanding)                      $15.30
                               Class C Shares-Net asset value ($3,049,373 / 198,906 shares outstanding)                      $15.33

                              *Non-income producing security.
                               See Notes to Financial Statements.

                               AUD  Australian Dollar
                               CAD  Canadian Dollar
                               EUR  Euro
                               GBP  British Pound
                               JPY  Japanese Yen
                               SEK  Swedish Krona


                                                                                                                                5

                            ABOUT LORD ABBETT GLOBAL FUND - Income Series

                            Global Diversification
                            Our research team seeks to identify the best value in relation to risk by analyzing economic factors and interest-rate trends in the world's major bond markets. Investing in many bond markets, versus investing only in the U.S., has the potential to increase returns and reduce risk. The returns below are not the returns of Global Fund - Income Series. See Important Information on page 3.

A COMPARISON OF 10-YEAR U.S. AND GLOBAL GOVERNMENT BONDS, AFTER CURRENCY TRANSLATIONS

                              1991     1992     1993     1994     1995     1996   1997   1998      1999        2000
                                                                                                         (as of 6/30/00)
 U.S. Treasuries(1)           15.20%  7.21%     10.63%  (3.35%)   18.45%  2.61%  9.62%   12.76%   (8.25%)      7.43%
 Government Bond Index(2)     15.44%  4.55%     12.27%  1.28%     19.31%  4.40%  1.40%   15.31%   (5.08%)      7.69%

Past performance is no indication of future results.

All figures indicate percentage total returns in U.S. dollars; ( ) signify negative return; all periods ending 12/31, except where indicated.

(1) U.S. Treasury bills and government bonds are guaranteed as to the timely payment of interest, and if held to maturity, provide a guaranteed return of principal. Source: Bloomberg, LP.

(2) The Government Bond Index is the J.P. Morgan Government Bond Index, the most widely used benchmark for measuring performance and quantifying risk across international fixed-income bond markets. It includes only traded issues available to international investors. Investors cannot invest directly in an unmanaged index such as the J.P. Morgan Government Bond Index. Source: J.P. Morgan Securities.

WHERE IN THE WORLD CAN YOU FIND HIGHER YIELDS?

A portfolio  that includes  high-quality  foreign bonds has the  opportunity  to search for higher yields around the globe. As shown below, yields on high-quality bonds vary from country to country. This data does not represent Global Fund - Income Series' performance, nor is there a guarantee that the portfolio will include holdings from all the countries listed below.

                       12/31/99        As of 6/30/00                             12/31/99     As of 6/30/00
United States           6.43%             6.03%              Italy                 5.57%         5.59%
Australia               6.96%             6.16%              Japan                 1.65%         1.75%
Canada                  6.25%             5.86%              New Zealand           7.29%         6.78%
France                  5.47%             5.38%              South Africa          13.66%       14.20%
Germany                 5.35%             5.22%              Sweden                5.70%         5.27%
Greece                  6.45%             6.09%              United Kingdom        5.48%         5.17%

   Past performance is no indication of future results.
   Semi-annual yields to maturity on 10-year government benchmark bond yields. Currency for United States is U.S. dollars; all other countries use local currencies.
   Source: Bloomberg, Inc. (as of June 30, 2000).

DIVERSIFICATION IN HIGH-QUALITY GLOBAL BONDS

In seeking its goal of high income with reasonable risk, the Global Fund - Income Series focuses on quality. Using global diversification, the Global Fund
- Income Series attempts to reduce risk while striving to capture high interest rates from quality bonds around the world (see the Statement of Net Assets on page 7). The geographic data illustrated below does not include cash and short-term investments.



HIGH-QUALITY
PORTFOLIO HOLDINGS:           MAP GRAPHIC OMITTED
AAA  72.6%
AA   23.8%
A     2.2%


The MAP GRAPHIC contains the following data:

Canada         2.2%      Sweden         2.5%           Japan          13.2%
U.S.          32.3%      Denmark        1.2%           Australia       0.5%
                         Netherlands    2.8%           New Zealand     0.6%
                         U.K.           6.8%
                         France         7.3%
                         Germany       13.4%
                         Spain          3.2%
                         Italy          6.5%
                         Greece         2.1%
                         Turkey         1.4%


Data as of 6/30/00. The Global Fund - Income Series' portfolio is actively managed and its holdings are subject to change.

                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Income Series  June 30, 2000


                                                                                                          Principal
                                                                                                          Amount In
                                                                                     Rating: S&P        Local Currency
                               Investments                                            or Moody's             (000)     U.S. $ Value
====================================================================================================================================
Long-Term Investments in Securities 96.08%
====================================================================================================================================
Foreign 63.74%
====================================================================================================================================
Australia .53%             Australian Government 71/2% due 7/15/2005                     AAA           AUD     640      $   406,152
-------------------------------------------------------------------------------------------------------------------------==========-
Canada 2.23%               Government of Canada 9% due 6/1/2025                          AAA           CAD   1,800        1,707,287
-------------------------------------------------------------------------------------------------------------------------==========-
Denmark 1.23%              Kingdom of Denmark 8% due 11/15/2001                          AAA           DKK   7,170          940,669
France 7.32%               Government of France 51/2% due 10/25/2007                     AAA           EUR   5,817        5,618,954
-------------------------------------------------------------------------------------------------------------------------==========-
Germany 13.37%             Allgemeine Hypobank AG 51/2% due 7/13/2010                    AAA           EUR   3,000        2,790,194
                           Deutschland Republic 53/8% due 1/4/2010                       AAA           EUR   2,729        2,633,484
                           Deutschland Republic 73/8% due 1/3/2005                       AAA           EUR   4,661        4,838,181
                           Total                                                                                         10,261,859
-------------------------------------------------------------------------------------------------------------------------==========-
Greece 2.09%               Hellenic Republic 8.60% due 3/26/2008                           A           GRD  493,000       1,604,727
-------------------------------------------------------------------------------------------------------------------------==========-
Italy   6.51%              Republic of Italy (BTPS) 5% due 5/1/2008                       AA           EUR   5,400        4,999,156
Japan 13.17%               Republic of Italy 3.80% due 3/27/2008*                         AA           JPY 925,000       10,107,141
Netherlands 2.78%          Netherlands Government 51/4% due 7/15/2008                    AAA           EUR   2,250        2,136,887
-
New Zealand .60%           New Zealand Government 8% due 4/15/2004                       AAA           NZD     950          462,442
Spain 3.20%                Spanish Government 6% due 1/31/2008                           AA+           EUR   2,500        2,454,139
Sweden 2.55%               Swedish Government 101/4% due 5/5/2003                        AAA           SEK  15,300        1,958,179
Turkey 1.3  9 %            Republic of Turkey 123/8% due 6/15/2009                        B+           USD   1,000        1,062,500
-------------------------------------------------------------------------------------------------------------------------==========-
United Kingdom 6.77%       United Kingdom Treasury 6% due 12/7/2028                      AAA           GBP     805        1,511,682
                           United Kingdom Treasury 10% due 9/8/2003                      AAA           GBP   2,190        3,687,161
                           Total                                                                                          5,198,843
-------------------------------------------------------------------------------------------------------------------------==========-
                           Total Investments in Foreign Securities (Cost $56,118,654)                                    48,918,935
United States 32.34%
-------------------------------------------------------------------------------------------------------------------------==========-
                           Commercial Mortgage Asset Trust 7.55% due 1/17/2010           AAA           USD   2,000        1,998,910
                           Federal Home Loan Mortgage Corp. 5% due 1/15/2004             AAA           USD   9,700        9,086,184
                           Federal National Mortgage Association 65/8% due 9/15/2009+    AAA           USD  12,100       11,689,689
                           U.S. Treasury Bond 61/8% due 11/15/2027+                      AAA           USD   1,000          997,810
                           U.S. Treasury Bond 61/4% due 5/15/2030+                       AAA           USD   1,000        1,049,220
                           Total Investments in United States Securities (Cost $24,709,207)                              24,821,813
-------------------------------------------------------------------------------------------------------------------------==========-
                           Total Long-Term Investments (Cost $80,827,861)                                                73,740,748
-------------------------------------------------------------------------------------------------------------------------==========-
Short-Term Investments 5.86%
-------------------------------------------------------------------------------------------------------------------------==========-
                               American General Corp. 6.85% due 7/3/2000                               USD   1,040        1,040,000

                               Associates Corp. NA 6.95% due 7/3/2000                                  USD   3,460        3,460,000
                               Total Short-Term Investments (Cost $4,500,000)                                             4,500,000
                               ------------------------------------------------------------------------------------------==========-
                               Total Investments 101.94% (Cost $85,327,861)                                              78,240,748
                               ------------------------------------------------------------------------------------------==========-


                                                                                                                                7



                               STATEMENT OF NET ASSETS (UNAUDITED)
                               Income Series  June 30, 2000


====================================================================================================================================
Other Assets, Less Liabilities (1.94)%
====================================================================================================================================
Other (See Note 5)                                                                                                     $  3,197,498
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        122,285
-----------------------------------------------------------------------------------------------------------------------------------
Receivables for:               Securities sold                                                                           37,729,209
                               Interest                                                                                   1,807,349
                               Closed foreign currency contracts                                                            498,279
                               Capital shares sold                                                                            5,374
                               Total Other Assets                                                                        43,359,994
-----------------------------------------------------------------------------------------------------------------------------------
Payables for:                  Securities purchased                                                                      40,754,273
                                                                                                                                -  -
                               Collateral on securities loaned                                                            3,197,498
                               Dividends                                                                                    416,122
                               Unrealized depreciation on foreign currency contracts                                        149,882
                               Capital shares reacquired                                                                     75,672
                               Other                                                                                        255,085
                               Total Liabilities                                                                         44,848,532
                               ------------------------------------------------------------------------------------------==========-
                               Total Other Assets, Less Liabilities                                                      (1,488,538)
====================================================================================================================================
Net Assets 100.00%                                                                                                      $76,752,210
====================================================================================================================================
                               Class A Shares-Net asset value ($72,989,397 / 10,733,300 shares outstanding)
 $6.80
                               Maximum offering price (net asset value plus sales charge of 4.75%
                               of the offering price)                                                                        $7.14
                               Class B Shares-Net asset value ($1,407,335 / 206,609 shares outstanding)                      $6.81
                               Class C Shares-Net asset value ($2,090,989 / 306,831 shares outstanding)                      $6.81
                               Class P Shares-Net asset value ($264,489 / 38,968 shares outstanding)                         $6.79

                              *Security priced relative to Japanese yield curve.
                              +Securities (or a portion of securities) on loan. See Note 5.
                               See Notes to Financial Statements.

                               AUD  Australian Dollars
                               CAD  Canadian Dollar
                               DKK  Danish Krone
                               EUR  Euro
                               GBP  British Pound
                               GRD  Greek Drachma
                               JPY  Japanese Yen
                               NZD  New Zealand Dollar
                               SEK  Swedish Krona

              STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                                      Six Months Ended June 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
Investment Income                                                                                   Equity Series     Income Series
------------------------------------------------------------------------------------------------------------------------------------
Income        Dividends                                                                                 $  451,667         $      -
              Interest                                                                                     165,328        2,694,609
              Foreign taxes withheld                                                                       (17,307)               -
              Securities lending                                                                                 -            5,442
              Total income                                                                                 599,688        2,700,051
              ----------------------------------------------------------------------------------------------------------------------
Expenses      Management fee                                                                               285,788          204,780
              12b-1 distribution plan-Class A                                                              121,556          134,232
              12b-1 distribution plan-Class B                                                               23,608            7,087
              12b-1 distribution plan-Class C                                                               13,608           11,194
              12b-1 distribution plan-Class P                                                                    -              554
              Shareholder servicing                                                                        186,362           93,039
              Reports to shareholders                                                                       22,194           17,306
              Registration                                                                                  17,951           24,845
              Professional                                                                                  17,231           21,119
              Directors' fees                                                                                1,254            1,667
              Other                                                                                         13,705           22,741
              Total expenses before reductions                                                             703,257          538,564
              ----------------------------------------------------------------------------------------------------------------------
              Expense reductions                                                                            (8,973)         (26,282)
              ----------------------------------------------------------------------------------------------------------------------
              Net expenses                                                                                 694,284          512,282
              ----------------------------------------------------------------------------------------------------------------------
              Net investment income (loss)                                                                 (94,596)       2,187,769
              ----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
====================================================================================================================================
Net realized gain (loss) from investment and foreign currency transactions                               6,188,764       (9,433,531)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and foreign currency holdings                       2,910,057        5,790,654
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency transactions                 9,098,821       (3,642,877)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                                         $9,004,225      $(1,455,108)
====================================================================================================================================

              See Notes to Financial Statements.
                                                                               9

              STATEMENTS OF CHANGES IN NET ASSETS

                                                           Six Months Ended June 30, 2000 (unaudited)  Year Ended December 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                        Equity Series  Income Series  Equity Series  Income Series
------------------------------------------------------------------------------------------------------------------------------------
Operations    Net investment income (loss)                                 $   (94,596) $  2,187,769    $  (576,755)   $ 6,478,431

              Net realized gain (loss)from investment and foreign
              currency transactions                                          6,188,764    (9,433,531)       467,982     (2,764,221)

              Net change in unrealized appreciation/depreciation
              of investments and foreign currency holdings                   2,910,057     5,790,654      7,718,240    (14,856,202)

              Net increase (decrease) in net assets resulting
              from operations                                                9,004,225    (1,455,108)     7,609,467    (11,141,992)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
              Net investment income-Class A                                          -    (2,812,355)             -     (5,200,250)
              Net investment income-Class B                                          -       (46,055)             -        (74,071)
              Net investment income-Class C                                          -       (76,393)             -       (151,138)
              Net investment income-Class P                                          -        (8,833)             -         (7,060)
              Paid-in-capital-Class A                                                -             -              -     (1,337,126)
              Paid-in-capital-Class B                                                -             -              -        (19,046)
              Paid-in-capital-Class C                                                -             -              -        (38,861)
              Paid-in-capital-Class P                                                -             -              -         (1,816)

              Total                                                                  -    (2,943,636)             -     (6,829,368)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
              Net proceeds from sales of shares                             11,952,752     2,922,877     24,020,080      7,708,650
              Net asset value of shares issued in reinvestment
              of dividends and distributions                                         -     2,103,694              -      4,584,488

              Total                                                         11,952,752     5,026,571     24,020,080     12,293,138
------------------------------------------------------------------------------------------------------------------------------------
              Cost of shares reacquired                                    (15,254,567)  (14,304,429)   (38,756,096)   (29,055,276)
------------------------------------------------------------------------------------------------------------------------------------
              Decrease in net assets derived from capital
              share transactions                                            (3,301,815)   (9,277,858)   (14,736,016)   (16,762,138)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                            5,702,410   (13,676,602)    (7,126,549)   (34,733,498)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets    Beginning of period                                           72,966,165    90,428,812     80,092,714    125,162,310
------------------------------------------------------------------------------------------------------------------------------------
              End of period+                                              $ 78,668,575  $ 76,752,210   $ 72,966,165   $ 90,428,812
====================================================================================================================================

+ Including (accumulated net investment loss) and undistributed net investment income of $(792,456) and $5,647, respectively, as of June 30, 2000, and $(697,860) and $761,514, respectively, as of December 31, 1999.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Equity Series


                                                                                                                     Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                     Six Months Ended
                                                        June 30, 2000                                        Year Ended December 31,
Per Share Operating Performance:                          (unaudited)         1999         1998       1997          1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.82       $12.29      $12.08      $12.55       $11.96    $11.55
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations

      Net investment income (loss)                                (.01)(b)    (.09)(b)     .01(b)       .07(b)      .07        .16

      Net realized and unrealized gain on investments and
      foreign currency transactions                               1.79         1.62        1.08         .90          .93       .90

      Total from investment operations                            1.78         1.53        1.09         .97         1.00       1.06
------------------------------------------------------------------------------------------------------------------------------------
Distributions

      Dividends from net investment income                           -            -        (.03)       (.06)       (.07)      (.17)

      Distributions from net realized gains                          -            -        (.85)       (1.11)      (.21)      (.48)

      Distributions from foreign currency transactions               -            -           -         (.27)      (.13)          -

      Total distributions                                            -            -        (.88)       (1.44)      (.41)       (.65)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $15.60       $13.82      $12.29      $12.08       $12.55      $11.96
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                  12.96%(d)    12.37%       9.07%       7.99%        8.37%      9.19%
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses(e)                                                  .89%(d)     1.94%       1.66%       1.51%        1.52%      1.63%

      Net investment income (loss)                                (.10)%(d)    (.77)%       .06%        .57%         .54%      1.31%
====================================================================================================================================



                                                                 Class B Shares                                      Class C Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Six
                         Six Months                                                Months
                              Ended                                                Ended
                           June 30,                        Year Ended  8/1/1996(c) June 30,                Year Ended  7/15/1996(c)
Per Share                     2000                      December 31,        to       2000                 December 31,      to
Operating Performance:   (unaudited)        1999      1998      1997   12/31/1996 (unaudited)     1999     1998    1997 12/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period         $13.60      $12.18     $12.03    $12.53    $12.30     $13.63    $12.20   $12.05   $12.54     $12.31
------------------------------------------------------------------------------------------------------------------------------------
Income from
investment operations

      Net investment loss     (.05)(b)    (.17)(b)   (.09)(b)  (.02)(b)  (.01)      (.06)(b)  (.17)(b) (.09)(b) (.01)(b)     -

      Net realized and
      unrealized
      gain on investments
      and foreign currency
      transactions            1.75        1.59       1.09       .89       .58       1.76      1.60     1.09      .90        .57

      Total from investment
      operations              1.70        1.42       1.00       .87       .57       1.70      1.43     1.00      .89        .57
------------------------------------------------------------------------------------------------------------------------------------
Distributions

      Dividends from net
      investment income         -           -          -         -         -        -           -        -      (.01)         -

      Distributions
      from net realized gains   -           -        (.85)    (1.11)     (.21)      -           -      (.85)   (1.11)      (.21)

      Distributions from foreign
      currency transactions     -           -          -       (.26)     (.13)      -           -        -      (.26)      (.13)

      Total distributions       -           -        (.85)    (1.37)     (.34)      -           -      (.85)   (1.38)      (.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period               $15.30      $13.60     $12.18    $12.03    $12.53     $15.33    $13.63   $12.20   $12.05     $12.54
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)              12.67%(d)   11.49%      8.37%     7.19%     4.56%(d)  12.64%(d) 11.56%    8.35%    7.34%      4.64%(d)
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses(e)             1.20%(d)    2.57%      2.37%     2.23%      .83%(d)   1.20%(d)  2.57%    2.37%    2.14%       .83%(d)

      Net investment loss     (.37)%(d)  (1.42)%     (.70)%    (.16)%    (.16)%(d)  (.38)%(d)(1.44)%   (.69)%   (.06)%     (.11)%(d)
====================================================================================================================================

                                 Six Months Ended
                                    June 30, 2000                                                          Year Ended December 31,
Supplemental Data For All Classes:    (unaudited)          1999              1998             1997           1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)           $78,669       $72,966           $80,093          $80,820        $92,164          $84,731
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     19.47%        78.74%            89.48%           99.05%         81.97%           83.32%
------------------------------------------------------------------------------------------------------------------------------------

     (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

     (b)  Calculated using average shares outstanding during the period.

     (c)  Commencement of offering respective Class shares.

     (d)  Not annualized.

     (e) The ratios for 1997, 1998, 1999 and 2000 include expenses paid through an expense offset arrangement.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Income Series


                                                                                                                     Class A Shares
------------------------------------------------------------------------------------------------------------------------------------

                                               Six Months Ended
                                                   June 30, 2000                                          Year Ended December 31,
Per Share Operating Performance:                      (unaudited)        1999         1998       1997          1996       1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $7.16        $8.44       $8.09       $8.34        $8.58       $7.98
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations

      Net investment income                                   .19(b)       .47(b)      .55(b)      .51(b)       .53         .77

      Net realized and unrealized gain (loss)
      on investments
      and foreign currency transactions                      (.30)       (1.26)        .30        (.18)        (.04)        .6138

      Total from investment operations                       (.11)        (.79)        .85         .33          .49        1.3838
------------------------------------------------------------------------------------------------------------------------------------
Distributions

      Dividends from net investment income                   (.25)        (.39)       (.50)        (.51)       (.61)       (.6613)

      Distributions from paid-in-capital                        -         (.10)         -          (.07)         -              -

      Distributions from foreign currency transactions          -           -           -            -         (.12)       (.1225)

      Total distributions                                    (.25)        (.49)       (.50)       (.58)        (.73)       (.7838)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $6.80        $7.16       $8.44       $8.09        $8.34       $8.58
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                             (1.54)%(d)   (9.47)%     10.79%       4.23%        6.12%      17.86%
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses(e)                                             .65%(d)     1.24%       1.18%       1.10%        1.04%       1.04%

      Net investment income                                  2.71%(d)     6.08%       6.75%       6.29%        6.52%       7.60%
====================================================================================================================================



                                                                                                                     Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                         Six Months Ended                              Year Ended
                                                            June 30, 2000                              December 31,      8/1/1996(c)
Per Share Operating Performance:                              (unaudited)           1999           1998      1997      to 12/31/1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $7.17             $8.44       $8.09      $8.34        $8.24
------------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
      Net investment income                                           .16(b)            .43(b)      .49(b)     .45(b)       .23

      Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                              (.30)            (1.26)        .30       (.18)         .22

      Total from investment operations                               (.14)             (.83)        .79        .27          .45
------------------------------------------------------------------------------------------------------------------------------------
Distributions

      Dividends from net investment income                           (.22)             (.35)       (.44)      (.46)        (.23)

      Distributions from paid-in-capital                                 -             (.09)         -        (.06)          -

      Distributions from foreign currency transactions                   -                -          -           -         (.12)

      Total distributions                                            (.22)             (.44)       (.44)      (.52)        (.35)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $6.81             $7.17       $8.44      $8.09        $8.34
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                     (1.75)%(d)       (10.11)%     10.03%      3.49%        5.58%(d)
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses(e)                                                     .97%(d)          1.89%       1.87%      1.78%         .73%(d)

      Net investment income                                          2.37%(d)          5.57%       6.01%      5.57%        2.11%(d)
====================================================================================================================================


     (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

     (b)  Calculated using average shares outstanding during the period.

     (c)  Commencement of offering respective Class shares.

     (d)  Not annualized.

     (e) The ratios for 1997, 1998, 1999 and 2000 include expenses paid through an expense offset arrangement.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Income Series


                                                                                          Class C Shares             Class P Shares
------------------------------------------------------------------------------------------------------------------------------------

                                             Six Months                                                      Six Months
                                                  Ended                           Year Ended  7/15/1996(c)        Ended  3/4/1999(c)
Ended                                     June 30, 2000                         December 31,          to   June 30, 2000         to
Per Share Operating Performance:             (unaudited)       1999        1998        1997     12/31/1996  (unaudited)   12/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $7.17         $8.44       $8.09       $8.34      $8.14          $7.16      $7.91
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
      Net investment income                      .16(b)        .43(b)      .50(b)      .45(b)     .21            .18(b)     .42(b)

      Net realized and unrealized gain (loss)
      on investments and
      foreign currency transactions             (.30)        (1.26)        .29       (.18)        .37           (.31)      (.85)

      Total from investment operations          (.14)         (.83)        .79         .27        .58           (.13)      (.43)
------------------------------------------------------------------------------------------------------------------------------------
Distributions

      Dividends from net investment income      (.22)         (.35)       (.44)       (.46)      (.26)          (.24)      (.25)

      Distributions from paid-in-capital          -           (.09)         -         (.06)        -              -        (.07)

      Distributions from foreign currency
      transactions                                -             -           -           -        (.12)            -          -

      Total distributions                       (.22)         (.44)       (.44)       (.52)      (.38)          (.24)      (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $6.81         $7.17       $8.44       $8.09      $8.34          $6.79      $7.16
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                (1.89)%(d)    (9.98)%     10.03%       3.48%      7.43%(d)      (1.73)%(d) (5.51)%(d)
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses(e)                                .95%(d)      1.88%       1.85%       1.77%       .87%(d)        .69%(d)   1.25%(d)

      Net investment income                     2.40%(d)      5.42%       6.08%       5.62%      2.69%(d)       2.64%(d)   5.66%(d)
====================================================================================================================================

                                 Six Months Ended
                                    June 30, 2000                                                          Year Ended December 31,
Supplemental Data For All Classes:    (unaudited)          1999              1998             1997           1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)           $76,752       $90,429          $125,162         $148,785       $202,494         $238,291
====================================================================================================================================
Portfolio turnover rate                    209.30%       314.07%           359.13%          616.63%        621.79%        1,073.69%
====================================================================================================================================


     (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

     (b)  Calculated using average shares outstanding during the period.

     (c)  Commencement of offering respective Class shares.

     (d)  Not annualized.

     (e) The ratios for 1997, 1998, 1999 and 2000 include expenses paid through an expense offset arrangement.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

Lord Abbett Global Fund, Inc. (the "Company") is an open-end management investment company. The Company consists of two portfolios ("Series") - Lord Abbett Global Fund - Equity Series ("Equity Series") and Lord Abbett Global Fund
- Income Series ("Income Series"). Equity Series is diversified as defined under the Investment Company Act of 1940. Income Series is non-diversified. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Securities are valued as follows: Securities listed or admitted to trading privileges on any national or foreign securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgement of the Series' officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities that are not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked price. Short-term securities maturing in 60 days or less are valued at amortized cost which approximates market value. Securities for which market quotations are not available are valued at fair value as determined under procedures approved by the Board of Directors.

(b) Transactions denominated in foreign currencies are recorded in the Series' records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(c) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(d) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from security transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recorded on the accrual basis. Net investment income (other than class-specific distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(e) The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation of investment and foreign currency holdings. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contracts, is included as net realized gain or loss from investment and foreign currency transactions. Risks may arise due to a change in the value of the foreign currency and as a result of the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the Series' portfolio of investments and the U.S. dollar.

(f) Net realized gains and losses from foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the differences between the amount of net investment income accrued and the U.S. dollar amount actually received. The effect of changes in foreign currency exchange rates on investments in securities is not segregated from the effect of changes in market prices of those securities in the Statements of Oper ations.



2. Management Fee and Other Transactions with Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, sta tistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of .75% for the Equity Series and
 .50% for the Income Series. Lord Abbett has entered into a sub-investment management agreement with Fuji-Lord Abbett International, Ltd. ("Sub-Adviser"). Lord Abbett is a minority owner of the Sub-Adviser. The Sub-Adviser furnishes investment advisory services in connection with the management of the Equity Series' portfolio. Lord Abbett pays for the cost of the Sub-Adviser's services. At June 30, 2000, the management fees payable were $48,318 for Equity Series and $40,642 for Income Series.

The Company has Rule 12b-1 plans and agreements (the "Class A, Class B, Class C and Class P Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, each Series pays Distributor (1) an annual service fee of 0.25% of the average daily net asset value of Class A shares, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares. Pursuant to the Class B Plan, each Series pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan, each Series pays Distributor
(1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average daily net

Notes to Financial Statements (unaudited)

asset value of such shares outstanding. Pursuant to the Class P Plan, Income Series pays distributor an annual service and distribution fee of 0.20% and 0.25%, respectively, of the average daily net asset value of the Class P shares. At June 30, 2000, the 12b-1 fees payable with respect to all classes of Series aggregated $41,741 for Equity Series and $42,614 for Income Series.

Distributor received the following commissions on sales of Class A shares of each Series after concessions were paid to authorized dealers:


                                     Distributor          Dealers'
Series                               Commissions       Concessions
--------------------------------------------------------------------------------
Equity                                   $14,070           $78,624
--------------------------------------------------------------------------------
Income                                     1,292             6,643


Certain of the Company's officers and directors have an interest in Lord Abbett.


3. Distributions

Dividends from net investment income are declared semi-annually for Equity Series and daily for Income Series. Distributions from net realized gain from investment and foreign currency transactions are declared annually. At June 30, 2000, accumulated net realized capital gain (loss) for financial reporting purposes ag gre gated $6,656,746 and $(36,096,838), respec tively for Equity Series and Income Series. The Income Series had a capital loss carry forward as of December 31, 1999, of $24,605,743, of which $17,996,255 expires in 2002,
$4,455,431  expires in 2004,  $680,831 expires in 2005 and $1,473,226 expires in
2007. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such amount.

Income and capital gains distributions are determined in accord ance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with accounting principles generally accepted in the United States of America.


4. Capital

The Equity Series has authorized 500 million shares of $.001 par value capital stock designated as follows: Class A-445 million shares, Class B-15 million shares, Class C-20 million shares andClass P-20 million shares. At June 30, 2000, no Class P shares have been issued. The Income Series has authorized 500 million shares of $.001 par value capital stock designated as follows: Class A-430 million shares, Class B-30 million shares, Class C-20 million shares andClass P-20 million shares. At June 30, 2000, paid-in-cap ital amounted to $54,672,870 for Equity Series and $120,080,396 for Income Series. Transactions in shares of capital stock were as follows:



                                               Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

                                 Equity Series               Income Series

Class A                      Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------

Sales of shares             633,968   $  9,441,374      367,492  $  2,530,991

Shares issued to share-
holders in reinvestment of
dividends and distributions       -              -      293,294     2,009,898

Total                       633,968      9,441,374      660,786     4,540,889
--------------------------------------------------------------------------------

Shares reacquired          (992,870)   (14,631,824)  (1,943,396)  (13,382,842)

Decrease                   (358,902)  $ (5,190,450)  (1,282,610) $ (8,841,953)
--------------------------------------------------------------------------------




                                                 Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                 Equity Series               Income Series

Class A                      Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------

Sales of shares           1,801,517   $ 21,729,178      778,930  $  6,071,925

Shares issued to share-
holders in reinvestment
of dividends                      -              -      571,917     4,382,911

Total                     1,801,517     21,729,178    1,350,847    10,454,836
--------------------------------------------------------------------------------

Shares reacquired        (3,100,103)   (37,234,627)  (3,484,906)  (26,770,804)

Decrease                 (1,298,586)  $(15,505,449)  (2,134,059) $(16,315,968)
--------------------------------------------------------------------------------




                                               Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

                                 Equity Series               Income Series

Class B                      Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------

Sales of shares             119,528     $1,781,841       19,651     $ 134,880\
Shares issued to share-
holders in reinvestment of
dividends and distributions       -              -        5,617        38,494

Total                       119,528      1,781,841       25,268       173,374
--------------------------------------------------------------------------------

Shares reacquired           (23,781)      (348,370)     (29,066)     (200,295)

Increase (decrease)          95,747     $1,433,471       (3,798)    $ (26,921)
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                 Year Ended December 31, 1999
--------------------------------------------------------------------------------
                                 Equity Series               Income Series

Class B                      Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------

Sales of shares             124,254     $1,464,263      105,078     $ 825,054

Shares issued to share-
holders in reinvestment
of dividends                      -              -        9,258        70,800

Total                       124,254      1,464,263      114,336       895,854
--------------------------------------------------------------------------------

Shares reacquired           (81,536)      (974,379)     (84,358)     (640,937)

Increase                     42,718     $  489,884       29,978     $ 254,917
--------------------------------------------------------------------------------




                                               Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

                                 Equity Series               Income Series

Class C                      Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------

Sales of shares              48,798      $ 729,537        4,632     $  31,920

Shares issued to share-
holders in reinvestment of
dividends and distributions       -              -        7,623        52,395

Total                        48,798        729,537       12,255        84,315
--------------------------------------------------------------------------------

Shares reacquired           (19,090)      (274,373)     (81,498)     (560,005)

Increase (decrease)          29,708      $ 455,164      (69,243)    $(475,690)
--------------------------------------------------------------------------------




                                                 Year Ended December 31, 1999
--------------------------------------------------------------------------------

                                 Equity Series               Income Series

Class C                      Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------

Sales of shares              69,286       $826,639       66,462   $   508,532

Shares issued to share-
holders in reinvestment
of dividends                      -              -       16,704       128,510

Total                        69,286        826,639       83,166       637,042
--------------------------------------------------------------------------------

Shares reacquired           (46,673)      (547,090)    (203,629)   (1,568,295)

Increase (decrease)          22,613       $279,549     (120,463)  $  (931,253)
--------------------------------------------------------------------------------



                                               Six Months Ended June 30, 2000
--------------------------------------------------------------------------------

                                  Income Series

Class P                                                  Shares        Amount
--------------------------------------------------------------------------------

Sales of shares                                          32,608     $ 225,086

Shares issued to shareholders
in reinvestment of dividends                                422         2,907

Total                                                    33,030       227,993
--------------------------------------------------------------------------------

Shares reacquired                                       (23,426)     (161,287)

Increase                                                  9,604     $  66,706
--------------------------------------------------------------------------------



                                                                March 4, 1999
                                                               (Commencement
                                                                  of Offering
                                                             Class P Shares)
                                                         to December 31, 1999
--------------------------------------------------------------------------------

                                  Income Series

Class P                                                  Shares        Amount
--------------------------------------------------------------------------------

Sales of shares                                          39,096      $303,139

Shares issued to shareholders
in reinvestment of dividends
and distributions                                           297         2,267

Total                                                    39,393       305,406
--------------------------------------------------------------------------------

Shares reacquired                                       (10,029)      (75,240)

Increase                                                 29,364      $230,166
--------------------------------------------------------------------------------



5. Purchases and Sales of Investments

The Company may lend securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. As of June 30, 2000, the value of securities loaned for Income Series was $3,127,848. These loans were collateralized by cash of $3,197,498. Interest income earned on the securities loaned is accounted for in the same manner as other interest income.

During the six months ended June 30, 2000, purchases and sales of investment securities, exclusive of short-term investments and foreign currency transactions, were $13,713,808 and $20,854,288, respectively, for the Equity Series and $185,032,982 and $217,387,746, respectively, for the Income Series. As of June 30, 2000, net unrealized appreciation (depreciation), gross unrealized appreciation and gross unrealized depre ciation of investments based on cost for federal income tax purposes were as follows:


                               Net Unrealized
                                 Appreciation      Unrealized      Unrealized
Series                         (Depreciation)    Appreciation    Depreciation
--------------------------------------------------------------------------------

Equity                           $ 18,131,415     $21,281,407     $(3,149,992)

Income                             (7,087,113)        418,627      (7,505,740)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

At June 30, 2000, the Income Series had outstanding forward currency contracts to buy foreign currencies as follows:


Foreign                            Value at             Current      Unrealized
Currency                       Settlement Date           Value      Depreciation
Contracts         Type Local Currency   U.S.Dollars  U.S. Dollars   U.S. Dollars
--------------------------------------------------------------------------------

Japanese Yen,
expiring 10/6/00   Buy    512,500,000   $ 5,234,994   $ 5,096,085   $(138,909)
--------------------------------------------------------------------------------

Japanese Yen,
expiring 2/23/01   Buy    579,500,000     5,714,539     5,703,566     (10,973)

Total                                   $10,949,533   $10,799,651   $(149,882)
--------------------------------------------------------------------------------

At June 30, 2000, there was a net receivable under a master netting agreement relating to closed foreign currency contracts in the amount of $498,279.



6. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on net assets of each fund. Directors' fees payable at June 30, 2000 under a deferred compensation plan, were approximately $57,245.



7. Expense Reductions

The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Series' expenses.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

8. Line of Credit

The Equity Series, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is 0.09% per annum. There were no loans outstanding pursuant to this Facility at June 30, 2000, nor was the Facility utilized at any time during the period.


  Our Management

  Board of Directors
  Robert S. Dow
  William H.T. Bush*+
  Robert B. Calhoun, Jr.*+
  E. Thayer Bigelow*
  Stewart S. Dixon*+
  John C. Jansing*+
  C. Alan MacDonald*
  Hansel B. Millican, Jr.*
  Thomas J. Neff*
* Outside Director
+ Audit Committee

  Investment Manager and
  Underwriter
  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  90 Hudson Street
  Jersey City, NJ 07302-3973
  800-201-6984

  Sub-Adviser
  Fuji-Lord Abbett International, Ltd.
  7-11 Finsbury Circus
  London EC2M7HJ England

  Custodian
  The Bank of New York
  New York, NY

  Transfer Agent
  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent
  DST Systems, Inc.
  P.O. Box 419100
  Kansas City, MO 64141
  800-821-5129

  Auditors
  Deloitte & Touche LLP
  New York, NY

  Counsel
  Wilmer, Cutler & Pickering
  Washington, DC

Copyright(C)2000 by Lord Abbett Global Fund,Inc., 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Global Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U. S. A .

                           INVESTING IN THE
                        LORD ABBETT
                                 FAMILY OF FUNDS

---------------------------------------------------------------------------------------------------------------------------
 GROWTH
---------------------------------------------------------------------------------------------------------------------------
                                                                                                   INCOME
---------------------------------------------------------------------------------------------------------------------------
 AGGRESSIVE       GROWTH FUNDS      GROWTH &           BALANCED FUND   INCOME FUNDS           TAX-FREE        MONEY
 GROWTH FUNDS                       INCOME FUNDS                                              INCOME FUNDS    MARKET FUND
                  Large-Cap                            Balanced        World Bond-
 Growth           Growth Fund       Research Fund -    Series**        Debenture Series      o National       U. S. Government
 Opportunities                      Large-Cap                                                o California     Securities Money
 Fund             Research Fund-    Series                             Global Fund -         o Connecticut    Market Fund + ++
                  Small-Cap Value                                      Income Series         o Florida
                  Series            Growth &                                                 o Georgia
                                    Income Series                      High Yield Fund       o Hawaii
                  Alpha Series*                                                              o Michigan
                                    Affiliated Fund                    Bond-Debenture        o Minnesota
                  International                                        Fund                  o Missouri
 Developing       Series                                                                     o New Jersey
 Growth Fund                                                           Limited Duration      o New York
                                                                       U. S. Government      o Pennsylvania
 Lord Abbett      Mid-Cap                                              Securities Series+    o Texas
 Developing       Value Fund                                                                 o Washington
 Growth Fund                                                           U. S. Government
 is closed to     Global Fund-                                         Securities Series+
 new investors.   Equity Series

FINDING THE RIGHT MUTUAL FUND CAN BE CONFUSING. AT LORD, ABBETT & CO., WE BELIEVE YOUR INVESTMENT PROFESSIONAL PROVIDES VALUE IN HELPING YOU IDENTIFY AND UNDERSTAND YOUR INVESTMENT OBJECTIVES AND, ULTIMATELY, OFFERING FUND RECOMMENDATIONS SUITABLE FOR YOUR INDIVIDUAL NEEDS.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

DIVERSIFICATION. You and your investment professional can diversify your investments between equity and income funds.

FLEXIBILITY. As your investment goals change, your investment professional can help you reallocate your portfolio.

You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

NUMBERS TO KEEP HANDY

For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder
Service Line: 800-865-7582
Visit Our Web Site:
www.lordabbett.com

* Lord Abbett Securities Trust - Alpha Series is a "fund of funds" investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund
     - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.
** Lord Abbett Balanced Series is a "fund of funds" investing in shares of certain other Lord Abbett funds.
+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.
++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain and has maintained its stable $1.00 price per share.


[LOGO]


Lord Abbett mutual fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
---------------------------------------------------------
90 Hudson Street   o   Jersey City, New Jersey 07302-3973

                                                                     LAG-3-600
                                                                          (8/00)